Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2012